Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 20 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------
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                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH
  The Principal Financial Group      Jones & Blouch, L.L.P.
  Des Moines, Iowa 50392             Suite 405 West
                                     1025 Thomas Jefferson Street, N.W.
                                     Washington, DC 20007-0805
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                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
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                 immediately upon filing pursuant to paragraph (b) of Rule 485
X                on January 25, 2002, pursuant to paragraph (b) of Rule 485
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
                 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date), pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:)
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X                This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 26th day of December, 2001.


                                                  PRINCIPAL INVESTORS FUND, INC.

                                                     (Registrant)

                                                  By:   /s/ R. C. Eucher
                                                        ----------------
                                                        R. C. Eucher
                                                        President and Director

 Attest:

 /s/ A. S. Filean
-----------------
A. S. Filean Vice
President and Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

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       SIGNATURE                        TITLE                           DATE
/s/ R. C. Eucher
----------------                                                     12/26/2001
                                                                   ------------
R. C. Eucher                  President and Director
                              (Principal Executive Officer)

(J. B. Griswell)*
-----------------                                                    12/26/2001
                                                                   ------------
J. B. Griswell                Director and
                              Chairman of the Board

/s/ K. L. Tibbetts
------------------                                                   12/26/2001
                                                                   ------------
K. L. Tibbetts                Senior Vice President and
                              Chief Financial Officer
                              Principal Financial and
                              Accounting Officer)

(J. E. Aschenbrenner)*
----------------------                                               12/26/2001
                                                                   ------------
J. E. Aschenbrenner           Director

(J. D. Davis)*
--------------                                                       12/26/2001
                                                                   ------------
J. D. Davis                   Director

(P. A. Ferguson)*
-----------------                                                    12/26/2001
                                                                   ------------
P. A. Ferguson                Director

(R. W. Gilbert)*
----------------                                                     12/26/2001
                                                                   ------------
R. W. Gilbert                 Director

(W. C. Kimball)*
----------------                                                     12/26/2001
                                                                   ------------
W. C. Kimball                 Director

(B. A. Lukavsky)*
-----------------                                                    12/26/2001
                                                                   ------------
B. A. Lukavsky                Director
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                                                *By:   /s/R. C. Eucher
                                                       ---------------
                                                       R. C. Eucher
                                                       President and Director

                                                Pursuant to Powers of Attorney
                                                Previously Filed or Included